DESCRIPTION OF THE PLAN - Vesting (Details) - North America 401(k) Savings Plan	12 Months Ended
Dec. 31, 2025
DESCRIPTION OF THE PLAN
Vesting percentage in Company's contributions and earnings upon death, total and permanent disability, or attainment of normal retirement age	100.00%
Less than 1 year
DESCRIPTION OF THE PLAN
Vesting percentage for participant's interest in Company's matching contributions and earnings	0.00%
1 but less than 2 years
DESCRIPTION OF THE PLAN
Vesting percentage for participant's interest in Company's matching contributions and earnings	20.00%
2 but less than 3 years
DESCRIPTION OF THE PLAN
Vesting percentage for participant's interest in Company's matching contributions and earnings	40.00%
3 but less than 4 years
DESCRIPTION OF THE PLAN
Vesting percentage for participant's interest in Company's matching contributions and earnings	60.00%
4 but less than 5 years
DESCRIPTION OF THE PLAN
Vesting percentage for participant's interest in Company's matching contributions and earnings	80.00%
5 years or more
DESCRIPTION OF THE PLAN
Vesting percentage for participant's interest in Company's matching contributions and earnings	100.00%